Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The following table presents our income tax expense (benefit) by significant tax jurisdiction for the years ended December 31, 2024, 2023 and 2022:

	Year Ended December 31,
	2024	2023	2022
Deferred tax expense (benefit), excluding the net change in valuation allowance
Ireland	$261,669	$300,646	$25,648
Other	3,691	28,572	(3,118)
	265,360	329,218	22,530
Deferred tax (benefit) expense related to the net change in valuation allowance
Ireland	16,360	957	5,621
Other	(31,216)	(50,106)	(37,737)
	(14,856)	(49,149)	(32,116)
Current tax expense (benefit)
Ireland	41,838	13,147	(159,730)
Other	31,362	(2,160)	5,219
	73,200	10,987	(154,511)
Income tax expense (benefit)	$323,704	$291,056	$(164,097)

Schedule of Effective Income Tax Rate Reconciliation
The following table provides a reconciliation of income tax expense (benefit) at the domestic trading statutory income tax rate of 12.5% in Ireland, where the Company is tax resident, to income tax expense (benefit) for the years ended December 31, 2024, 2023 and 2022:

	Year Ended December 31,
	2024			2023			2022
Income tax expense (benefit) at statutory income tax rate of 12.5%	$282,922	12.5%		$409,023	12.5%		$(125,303)	12.5%

Foreign rate differential	14,412	0.6%		6,025	0.2%		13,701	(1.3%)
Pillar Two top-up taxes	42,598	1.9%	(a)	—	—		—	—
Withholding tax borne	22,557	1.0%	(b)	12,716	0.4%		—	—
Entities taxable at a higher Irish rate	(16,321)	(0.7%)	(c)	(1,788)	(0.1%)		(2,862)	0.3%
Other reconciling items	(7,608)	(0.3%)	(d)	3,347	0.1%	(f)	(17,518)	1.7%	(i)
Remeasurement of deferred taxes	—	—		(43,806)	(1.3%)	(g)	—	—
Gains not taxable	—	—		(45,312)	(1.4%)	(h)	—	—
Valuation allowance	(14,856)	(0.7%)	(e)	(49,149)	(1.5%)		(32,115)	3.2%
	40,782	1.8%		(117,967)	(3.6%)		(38,794)	3.9%
Income tax expense (benefit)	$323,704	14.3%		$291,056	8.9%		$(164,097)	16.4%

(a)This amount relates to 2024 top-up taxes arising in respect of Pillar Two in Ireland.
(b)Withholding taxes relate to cross border payments made to group entities that are subject to withholding taxes.
(c)A higher rate of taxation of 25% applies to certain Irish tax resident entities. Some of our entities with a 25% Irish tax rate incurred a loss during the year and therefore their losses have been valued at 25%.
(d)The 2024 other reconciling items include the following tax-effected amounts: non-deductible interest expense of $10 million, unrecognized tax benefit release of $8 million which is discussed further below and other items of $10 million.
(e)See note below table presenting the movements in the valuation allowance for deferred tax assets for further detail.
(f)The 2023 other reconciling items included the following tax-effected amounts: non-deductible expenses of $6 million and other items of $3 million.
(g)The 2023 remeasurement of deferred taxes relates to the reversal of a deferred tax liability for undistributed profits that may now be recovered in a tax-free manner.
(h)The 2023 gains not taxable arises due to tax-exempt gains realized by group companies on the release of intra-group liabilities.
(i)The 2022 other reconciling items included the following tax-effected amounts: non-deductible expenses of $8 million, a benefit relating to a consolidation of group of $22 million, and other items of $4 million.
Schedule of Deferred Tax Assets and Liabilities
The following tables provide details regarding the principal components of our deferred tax assets and liabilities by significant jurisdiction as of December 31, 2024 and 2023:

	As of December 31, 2024
	Ireland	Other	Total
Deferred tax assets
Flight equipment	$7,285	$3,639	$10,924
Other intangibles	—	72,702	72,702
Deferred losses on sale of assets	—	8,137	8,137
Operating loss and tax credit carryforwards	1,713,394	108,108	1,821,502
Other	1,332	16,056	17,388
Total deferred tax assets	1,722,011	208,642	1,930,653
Valuation allowance	(33,601)	(22,355)	(55,956)
Deferred tax assets, net of valuation allowance	$1,688,410	$186,287	$1,874,697

Deferred tax liabilities
Flight equipment	$(4,264,191)	$(86,207)	$(4,350,398)
Other intangibles	(17,458)	—	(17,458)
Other	(6,421)	(7,290)	(13,711)
Total deferred tax liabilities	$(4,288,070)	$(93,497)	$(4,381,567)

Total net deferred tax (liabilities) assets	$(2,599,660)	$92,790	$(2,506,870)

	As of December 31, 2023
	Ireland	Other	Total
Deferred tax assets
Flight equipment	$8,690	$3,991	$12,681
Other intangibles	—	77,344	77,344
Deferred losses on sale of assets	—	11,937	11,937
Operating loss and tax credit carryforwards	1,991,125	94,955	2,086,080
Other	1,756	20,450	22,206
Total deferred tax assets	2,001,571	208,677	2,210,248
Valuation allowance	(17,242)	(53,570)	(70,812)
Deferred tax assets, net of valuation allowance	$1,984,329	$155,107	$2,139,436

Deferred tax liabilities
Flight equipment	$(4,274,880)	$(82,174)	$(4,357,054)
Other intangibles	(20,193)	—	(20,193)
Other	(6,325)	(6,228)	(12,553)
Total deferred tax liabilities	$(4,301,398)	$(88,402)	$(4,389,800)

Total net deferred tax (liabilities) assets	$(2,317,069)	$66,705	$(2,250,364)

Summary of Valuation Allowance
The following table presents the movements in the valuation allowance for deferred tax assets during the years ended December 31, 2024, and 2023:

	Year Ended December 31,
	2024	2023	2022
Valuation allowance at beginning of period	$70,812	$119,961	$152,077
Increase of allowance included in income tax expense	21,396	2,035	5,810
Decrease of allowance included in income tax expense	(36,252)	(51,184)	(37,926)
Net decrease in valuation allowance	(14,856)	(49,149)	(32,116)
Valuation allowance at end of period	$55,956	$70,812	$119,961